Fair Value Measurements (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 912,255,486	$ 826,981,107
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,211,953,003	1,108,954,708
Total | Mosaic Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	13,661,386	14,786,436
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	90,608,478	94,246,522
Total | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,100,476,410	979,257,298
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,206,729
Total | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		20,664,452
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	111,476,593	129,697,410
Level 1 | Mosaic Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	13,661,386	14,786,436
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	90,608,478
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,206,729
Level 1 | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		20,664,452
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,100,476,410	979,257,298
Level 2 | Mosaic Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,100,476,410	979,257,298
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mosaic Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0
Level 3 | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 0